Note 07 - Prepaid expense and other assets	12 Months Ended
Sep. 30, 2011
Prepaid expense and other assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

(7)     PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of September 30,
	2011	2010

Deposits for purchase of raw materials and accessories	$559,568	$1,196,436
Prepaid operating expenses	107,581	740,627
Prepaid rent - current portion (See note 8)	588,151	-
Other deposits	217,602	475,366
Advances to staff for normal business purposes	31,081	11,883
Loan to third party	1,465,977	-
Others	68,875	17,808
Total	$3,038,835	$2,442,120

Loan to third party represents loan to a customer. This customer agreed to be the Company's strategic business partner and both agreed to share the customer's resources to develop and test the Company's new products. The customer further agreed to choose the Company as its preferred furniture fabric supply. Under several agreements signed with the customer January 1, 2011, March 9, 2011 and July 25, 2011 and subsequently renewed on October 1, 2011. The Company has loaned the customer a total $1,465,977 for operating cash. In return, the customer can only purchase Recycled Flocked fabric from the Company.  The loans are not-secured, interest bearing and with one year fixed repayment term and mature on September 30, 2011, March 8, 2012 and July 24, 2012 respectively. Interest is charged in accordance with the loan interest rate stipulated by the People's Bank of China for the corresponding period. However no interest income has been recognized for the year ended September 30, 2011.